Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

January 29, 2010

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, NE
Washington, DC 20549

Re:           Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959

Ladies and Gentlemen:

We are attaching for filing, on behalf of the Trust, Post-Effective Amendment No. 309 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 311 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).  This Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of conforming the Trust’s Prospectuses for its series, the PIA BBB Bond Fund, the PIA MBS Bond Fund, the PIA Short-Term Securities Fund and the PIA Moderate Duration Bond Fund, to the Summary Prospectus Rule as set forth in 17 CFR Parts 230, 232, 239, and 274.

Pursuant to Rule 485(a)(1), the Trust anticipates that this filing shall become effective on March 30, 2010.  At or before the effective date, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to add the audited financial statements and certain related financial information for the fiscal year ended November 30, 2009, to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.  Subsequently, it is anticipated that the Trust will file Summary Prospectuses under Rule 497(k).

If you have any questions regarding the enclosed, please do not hesitate to contact me at (414) 765-6609.

Very truly yours,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
for U.S. Bancorp Fund Services, LLC

Enclosures